7. STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
7. STOCKHOLDERS' EQUITY

The Company’s authorized capital stock consists of 200,000,000 shares of common stock and 1,000,000 shares of preferred stock, par value $0.001 per share. As of June 30, 2021 and December 31, 2020, there were 90,989,265 and 104,964,265 shares of common stock issued and outstanding, respectively.

As of June 30, 2021 and December 31, 2020, there were 0 and 0 shares of preferred stock of the Company issued and outstanding, respectively.

Common Stock issuances during the six months June 30, 2020

On January 3, 2020, the Company received $868 from an investor pursuant to private placement agreement with the investor to purchase 532 shares of the Company’s $0.001 par value common stock at a purchase price equal to $1.63 for each share of common stock. The shares had not been issued as of March 31, 2020 as a result the Company recorded a stock payable of $868.

On May 28, 2020, the Company received $1,950 from an investor pursuant to a private placement agreement to purchase 1,500 shares of the Company’s $0.001 par value common stock at a purchase price equal to $1.30 for each share of common stock.

On May 28, 2020, the Company received $1,436 from an investor pursuant to a private placement agreement to purchase 1,000 shares of the Company’s $0.001 par value common stock at a purchase price equal to $1.436 for each share of common stock.

On April 16, 2020, the Company issued 1,500 shares of the Company’s $0.001 par value common stock to Milestone Management for Consulting services. The shares were valued on the date of issuance at $2.00 per share or $3,000.

On May 16, 2020, the Company issued 4,000 shares of the Company’s $0.001 par value common stock to Milestone Management for Consulting services. The shares were valued on the date of issuance at $1.25 per share or $4,000.

On June 1, 2020, the Company issued 500,000 shares of the Company’s $0.001 par value common stock to Carsten K. Falk, the Company’s Chief Commercial Officer and deputy as a signing bonus. The shares were valued on the date of issuance at $3.00 per share or $1,500,000.

Common Stock issuances during the six months June 30, 2021

On February 18, 2021, the Company entered into a Stock Redemption Agreement (the “Redemption Agreement”) with Saqoia, Inc. (“SI”), an entity which is owned and controlled by Rasmus Refer. Pursuant to the Redemption Agreement, the Company agreed to purchase, and SI agreed to sell, 14,000,000 shares (the “Shares”) of the Company’s common stock held by SI to the Company in exchange for $1.00, with the Shares then being returned to the Company’s authorized, but unissued shares of common stock.

On June 8, 2021 the Company issued 25,000 shares of the Company’s $0.001 par value common stock to Triton Funds for services. The shares were valued on the date of issuance at $1.98 per share or $49,500.

OnSeptember 1, 2020, the Company entered into an employment agreement in which it granted an employee 100,000 shares of common stock with a vesting period through September 30, 2022, valued on the date of issuance at $275,000. During the six months ended June 30, 2021, the Company recognized $103,125 to compensation under the vesting terms of the agreement. As of June 30, 2021, the vested shares have not been issued and have been included in the balance sheet as a Stock Payable.

Overview

The Company’s authorized capital stock consists of 200,000,000 shares of common stock and 1,000,000 shares of preferred stock, par value $0.001 per share. As of December 31, 2020 and December 31, 2019, there were 104,964,265 and 104,425,830 shares of common stock issued and outstanding, respectively.

As of December 31, 2020 and December 31, 2019, there were 0 and 0 shares of preferred stock of the Company issued and outstanding, respectively.

Common Stock issuances during the year ended December 31, 2019

During the period commencing January 1, 2019 through March 31, 2019, the Company issued 8,478 shares of common stock for $5,197 cash.

On March 31, 2019, concurrent with the close of the reverse merger the Company issued 4,000,000 shares of the Company’s $0.001 par value common stock in relation to conversion of 60 shares of preferred stock held by pre-merger Wikisoft Corp shareholders. (See note 4 for additional details.)

On March 31, 2019, concurrent with the close of the reverse merger the Company issued 365,219 shares of the Company’s $0.001 par value common stock valued at $237,392. (See note 4 for additional details.)

During the period commencing April 1, 2019 through June 30, 2019, the Company issued 68,732 shares of common stock for $63,472 cash.

During the period commencing July 1, 2019 through September 30, 2019, the Company issued 4,875 shares of common stock for $10,126 cash.

During the period commencing November 1, 2019 through December 31, 2019, the Company issued 5,500 shares of common stock for $9,075 cash.

On December 31, 2019 the company issued 50,000 shares of common stock for a share dividend valued at $26,474, which had previously been recorded as stock payable.

Common Stock issuances during the year ending December 31, 2020

On January 3, 2020, the Company issued 500 shares of common stock for $868 cash.

On May 28, 2020, the Company issued 1,500 shares of common stock for $1,950 cash.

On May 28, 2020, the Company issued 1,000 shares of common stock for $1,436 cash.

On April 16, 2020, the Company issued 1,500 shares of the Company’s $0.001 par value common stock to Milestone Management for Consulting services. The shares were valued on the date of issuance at $2.00 per share or $3,000.

On May 16, 2020, the Company issued 4,000 shares of the Company’s $0.001 par value common stock to Milestone Management for Consulting services. The shares were valued on the date of issuance at $1.25 per share or $5,000.

On June 1, 2020, the Company issued 500,000 shares of the Company’s $0.001 par value common stock to Carsten K. Falk, the Company’s Chief Commercial Officer and deputy as a signing bonus. The shares were valued on the date of issuance at $3.00 per share or $1,500,000.

On June 16, 2020, the Company issued 4,000 shares of the Company’s $0.001 par value common stock to Milestone Management for Consulting services. The shares were valued on the date of issuance at $2 per share or $8,000.

On August 1, 2020, the Company issued 12,500 shares of the Company’s $0.001 par value common stock for Consulting services. The shares were valued on the date of issuance at $4.50 per share or $56,250.

On August 1, 2020, the Company issued 62,500 shares of the Company’s $0.001 par value common stock to Milestone Management for Consulting services. The shares were valued on the date of issuance at $4.50 per share or $281,250.